Note 31 - Related Parties - Transactions With Related Parties (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	R$ 143.5	R$ 294.5
Other trade receivables, related parties	[1]	70.0	50.0
Trade payables, related parties	[1]	(890.7)	(1,275.9)
Other trade payables, related parties	[1]	(108.9)	(66.5)
Sales and others, related parties		57.0	85.8	R$ 76.1
Sales/service fees/reimbursement of expenses and others, related parties		0.4	0.2	0.2
Buying and others, related parties		(2,394.3)	(2,009.7)	(1,528.9)
Service fees/reimbursement of expenses and others, related parties		(21.7)	(30.8)	(27.2)
Net finance cost, related parties		(41.5)	(8.0)	(16.8)
Anheuser-Busch InBev N.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	24.8	16.4
Other trade receivables, related parties	[1]
Trade payables, related parties	[1]	(46.7)	(19.7)
Other trade payables, related parties	[1]
Anheuser-Busch Packaging Group Inc. [member]
Statement Line Items [Line Items]
Sales and others, related parties
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties		(74.6)
Service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Anheuser-Busch Procurement [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	1.1	1.1
Other trade receivables, related parties	[1]
Trade payables, related parties	[1]	(0.2)
Other trade payables, related parties	[1]
Sales and others, related parties			17.0	20.8
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties				(5.8)
Service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Anheuser-Busch Inbev USA LLC [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	38.8	27.8
Other trade receivables, related parties	[1]	4.5	3.9
Trade payables, related parties	[1]	(180.9)	(265.2)
Other trade payables, related parties	[1]
Sales and others, related parties		52.2	49.1	44.0
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties		(802.3)	(739.2)	(542.8)
Service fees/reimbursement of expenses and others, related parties		(2.6)	(2.3)	(1.9)
Net finance cost, related parties
Anheuser-Busch Inbev Services LLC [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	15.5	43.7
Other trade receivables, related parties	[1]
Trade payables, related parties	[1]	(2.0)	(1.7)
Other trade payables, related parties	[1]
Cervecería Modelo de Mexico S. de R.L. de C.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	16.1	135.1
Other trade receivables, related parties	[1]
Trade payables, related parties	[1]	(223.1)	(583.8)
Other trade payables, related parties	[1]
Sales and others, related parties		0.1	0.2	0.4
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties		(1,023.9)	(1,009.9)	(792.6)
Service fees/reimbursement of expenses and others, related parties		(2.1)	(5.8)	(2.3)
Net finance cost, related parties
Compañia Cervecera Ambev Peru S.A.C. [member]
Statement Line Items [Line Items]
Sales and others, related parties			0.1	1.5
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties				(8.6)
Service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Inbev Belgium N.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	0.7	0.6
Other trade receivables, related parties	[1]	64.5	45.6
Trade payables, related parties	[1]	(23.8)	(14.3)
Other trade payables, related parties	[1]
Sales and others, related parties			0.1
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties		(159.3)	(107.1)	(73.6)
Service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Bavaria S.A. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	0.6
Other trade receivables, related parties	[1]
Trade payables, related parties	[1]	(64.0)
Other trade payables, related parties	[1]
Interbrew International B.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]
Other trade receivables, related parties	[1]
Trade payables, related parties	[1]	(223.7)	(248.9)
Other trade payables, related parties	[1]	(108.9)	(66.5)
Sales and others, related parties
Sales/service fees/reimbursement of expenses and others, related parties
Buying and others, related parties
Service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties		(41.5)
Other related parties [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	18.7	28.7
Other trade receivables, related parties	[1]	0.8	0.5
Trade payables, related parties	[1]	(126.1)	(126.5)
Other trade payables, related parties	[1]
Sales and others, related parties		4.7	19.3	9.4
Sales/service fees/reimbursement of expenses and others, related parties		0.4	0.2	0.2
Buying and others, related parties		(334.2)	(153.5)	(105.5)
Service fees/reimbursement of expenses and others, related parties		(17.0)	(22.7)	(23.0)
Net finance cost, related parties			(8.0)	R$ (16.8)
Panamá Holding [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	27.2	41.1
Other trade receivables, related parties	[1]	0.2
Trade payables, related parties	[1]	(0.2)	(15.8)
Other trade payables, related parties	[1]

[1]	The amount represents the trade operations (purchase and sale) and the reimbursement between the companies of the group.